Long-term debt - Senior Unsecured Notes (Details) - Senior Unsecured Notes - USD ($)	12 Months Ended
	Dec. 31, 2021	Jul. 31, 2021	Jul. 14, 2021	May 31, 2021	Apr. 30, 2021	Feb. 28, 2021
Debt Instrument [Line Items]
Face value of debt			$ 750,000,000
The Bonds
Debt Instrument [Line Items]
Interest rate	6.50%
Redemption price (in percent)	100.50%
2024 Bonds
Debt Instrument [Line Items]
Face value of debt						$ 200,000,000
Interest rate						6.50%
2026 Bonds
Debt Instrument [Line Items]
Face value of debt					$ 300,000,000
Senior Unsecured Notes Maturing 2029
Debt Instrument [Line Items]
Interest rate			5.50%
Atlas Notes
Debt Instrument [Line Items]
Face value of debt		$ 151,000		$ 52,198,825
Interest rate				7.125%